DEFERRED AND CONTINGENT CONSIDERATION (Details) € in Thousands, $ in Thousands						12 Months Ended
	Sep. 05, 2022 Y	Jun. 01, 2022 EUR (€) Y	Jun. 02, 2021 EUR (€) Y	May 12, 2021 EUR (€)	Jan. 18, 2021 EUR (€)	Dec. 31, 2022 EUR (€) Y	Dec. 31, 2021 EUR (€)	Sep. 03, 2021 EUR (€)	Sep. 03, 2021 USD ($)	Jun. 02, 2021 USD ($)	May 12, 2021 USD ($)
Disclosure of detailed information about business combination [line items]
Deferred consideration - current						€ 1,176	€ 0
Deferred consideration - Noncurrent						2,121	0
Gain on remeasurement of deferred consideration						804
Accretion expense						€ (316)
Cash paid on settlement of deferred and contingent consideration							11,521
Period over which equity interest of acquirer is issuable		3 years
Expected dividend yield (%)	0.00%					0.00%
Minimum
Disclosure of detailed information about business combination [line items]
Expected share price volatility (%)	65.32%					44.73%
Expected life of options (years) | Y	0.42					0.09
Maximum
Disclosure of detailed information about business combination [line items]
Expected share price volatility (%)	75.54%					56.45%
Expected life of options (years) | Y	2.00					1.68
Oryx Acquisition
Disclosure of detailed information about business combination [line items]
Cash paid upon business combination					€ 11,598
Cash paid on settlement of deferred and contingent consideration					11,521
Interest paid					52
Legal fees paid					€ 25
Wild Streak LLC
Disclosure of detailed information about business combination [line items]
Cash paid upon business combination			€ 8,206					€ 62	$ 75	$ 10,000
Period over which equity interest of acquirer is issuable			3 years
Value of common shares to be issued as consideration			€ 13,746							$ 20,000
Expected share price volatility (%)			57.50%
Expected dividend yield (%)			0.00%
Wild Streak LLC | Minimum
Disclosure of detailed information about business combination [line items]
Expected life of options (years) | Y			1
Wild Streak LLC | Maximum
Disclosure of detailed information about business combination [line items]
Expected life of options (years) | Y			3
Spin Games LLC
Disclosure of detailed information about business combination [line items]
Deferred consideration - current						€ 1,176	0
Deferred consideration - Noncurrent						2,121	0
Gain on remeasurement of deferred consideration						804	0
Accretion expense						316	€ 0
Cash paid upon business combination				€ 10,626							$ 11,383
Period over which equity interest of acquirer is issuable		3 years		3 years
Value of common shares to be issued as consideration		€ 4,003		€ 4,003		€ 4,003					$ 4,288
Expected dividend yield (%)		0.00%				0.00%
Spin Games LLC | Minimum
Disclosure of detailed information about business combination [line items]
Expected share price volatility (%)		71.40%				63.60%
Expected life of options (years) | Y		1
Spin Games LLC | Maximum
Disclosure of detailed information about business combination [line items]
Expected share price volatility (%)		80.90%				73.80%
Expected life of options (years) | Y		3